INVESTMENT ADVISER
Hawaiian Trust Company, Limited
Financial Plaza of the Pacific * P.O. Box 3170
Honolulu, Hawaii 96802

ADMINISTRATOR
Aquila Management Corporation
380 Madison Avenue, Suite 2300 * New York, New York 10017

BOARD OF TRUSTEES
Lacy B. Herrmann, Chairman
Vernon R. Alden
Arthur K. Carlson
William M. Cole
Thomas W. Courtney
Richard W. Gushman, II
Stanley W. Hong
Theodore T. Mason
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

OFFICERS
Lacy B. Herrmann, President
Diana P. Herrmann, Senior Vice President
Charles E. Childs, III, Vice President
Sherri Foster, Vice President
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
Aquila Distributors, Inc.
380 Madison Avenue, Suite 2300 * New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
Administrative Data Management Corp.
581 Main Street * Woodbridge, New Jersey 07095-1198

CUSTODIAN
Bank One Trust Company, N.A.
100 East Broad Street * Columbus, Ohio 43271

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
345 Park Avenue * New York, New York 10154

Further information is contained in the Prospectus, which must precede or accompany this report.




ANNUAL
REPORT
MARCH 31, 1997


THE PACIFIC CAPITAL FUNDS
OF
CASH ASSETS TRUST

PACIFIC CAPITAL CASH ASSETS TRUST

PACIFIC CAPITAL TAX-FREE
CASH ASSETS TRUST

PACIFIC CAPITAL U.S. TREASURIES
CASH ASSETS TRUST

[Logo of The Pacific Capital Funds of Cash Assets Trust: Side view of a standing lion above a thick rope]

A CASH MANAGEMENT
INVESTMENT

                      THE PACIFIC CAPITAL FUNDS
                                 OF
                          CASH ASSETS TRUST

                            ANNUAL REPORT

                                                           May 1, 1997

Dear Investor:

        We are pleased to provide you with the Annual Report for The Pacific Capital Funds of Cash Assets Trust (the "Trust") for the fiscal year ended March 31, 1997.

        The enclosed Annual Report includes the three series of Cash Assets
Trust: Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Treasuries Cash Assets Trust and its two classes of shares: Original Shares and Service Shares. Each of the three portfolios were specifically created to meet the short-term investment needs of Hawaii investors and others.

                               * * * * * * *

ECONOMIC REVIEW

        The economic climate and the Federal Reserve's monetary policy once again had an impact on the short-term debt markets during the Trust's current report period.

        The Federal Reserve voted on March 25th to raise short-term interest rates for the first time in more than two years. The central bank took one of the smallest steps it could, raising the more important of the two short-term rates it controls - the Federal funds target rate for overnight loans between banks - by 25 basis points, to 5.50%. In doing so, the Federal Reserve was trying to keep the economy from growing so fast that it generates wage and price pressures strong enough to threaten the nation's six-year economic expansion.

        Indeed, forecasts of economic growth are being revised upward as business activity and consumer spending continue to expand at a strong pace - a pace which started late last year and continues unabated into 1997. The Federal Reserve is concerned that with a strong economy and low unemployment, inflation would worsen as the increased stress on labor markets would potentionally put additional upward pressure on wages and ultimately prices.

MANAGEMENT DISCUSSION

        The three separate portfolios of the Trust - Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Treasuries Cash Assets Trust - continue to provide competitive returns to alternative short-term investment opportunities without wavering from their conservative investment approach.

        We should emphasize that safety of the principal value of your investment and ready liquidity have always been, and continue to be, two of the main goals in the management of investors' assets in The Pacific Capital Funds of Cash Assets Trust.

        Yield has always been a consideration in our management of your cash reserves. However, it has also always been the very strongest belief of the Trust's Board of Trustees, the Investment Adviser and management that investors' cash reserves is one area with which one does not take any undue risks in order to seek a marginally higher rate of return.

        Looking forward, we are optimistic that The Pacific Capital Funds of Cash Assets Trust will continue to provide investors attractive yields compared to alternative money market investments. With the possibility of further interest rate increases in the offing, each of the Trust's investment portfolios is well positioned to continually attract higher and competitive rates of return. Through alertness to market opportunities, the Trust can produce a highly competitive return for its investors without compromising safety.

        We wish to thank you for the continued support and confidence you have placed in The Pacific Capital Funds of Cash Assets Trust. We look forward to serving your cash management needs during the rest of 1997 and for many years to come.

                                            Sincerely,
                                            /s/ Lacy B. Herrmann
                                            Lacy B. Herrmann
                                            President and Chairman
                                              of the Board of Trustees

KPMG Peat Marwick LLP
Certified Public Accountants

                        INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of Cash Assets Trust:

    We have audited the accompanying statements of assets and liabilities of The Pacific Capital Funds of Cash Assets Trust (the "Trust") (comprised of Cash Fund, Tax-Free Fund and Treasuries Fund), including the statements of investments, as of March 31, 1997, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used, and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trust as of March 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                                   KPMG Peat Marwick LLP

New York, New York
May 9, 1997

                               PACIFIC CAPITAL
                              CASH ASSETS TRUST
                          STATEMENT OF INVESTMENTS
                                MARCH 31, 1997

    FACE
   AMOUNT           COMMERCIAL PAPER (46.3%)                    VALUE
                    Automotive (3.1%)
$ 15,000,000        Ford Motor Credit Co., 5.31%,04/17/97        $ 14,964,600

                    Banking/Credit Union (13.2%)
  10,000,000        Banco de Credito Nacional S.A. New York
                      Branch, 5.45%, 04/17/97                       9,975,778
                      Letter of Credit: Barclays Bank PLC
   9,400,000        Barclays Bank, PLC, 5.33%, 04/01/97             9,400,000
  10,000,000        Bayerische Vereinsbank A.G., 5.35%,
                      04/09/97                                      9,988,111
  15,000,000        National Bank of Pakistan New York
                      Branch,
                      5.37%, 04/08/97                              14,984,337
                      Letter of Credit: Credit Suisse
  20,000,000        U.S. Central Credit Union, 5.32%,
                      05/09/97                                     19,887,689
                                                                   64,235,915

                    Borrowing Conduit (4.1%)
  20,000,000        Abbey National North American Corp.,
                      5.26%, 04/23/97                              19,935,711

                    Brokerage (3.1%)
  15,000,000        Merrill Lynch & Company, Inc., 5.29%,
                      04/11/97                                     14,977,958

                    Diversified (3.6%)
  17,500,000        Cargill Incorporated, 5.25%, 05/20/97          17,374,948

                    Education (1.2%)
   6,000,000        Stanford University, 5.32% , 04/21/97           5,982,267

                    Finance (12.2%)
  15,000,000        Associates Corporation of North America,
                      5.31%, 04/18/97                              14,962,388
  20,000,000        General Electric Capital Corp., 5.50%,
                      05/23/97                                     19,841,111
  15,000,000        National Rural Utilities, 5.28%,
                      04/04/97                                     14,993,400
  10,000,000        Safeco Credit Company, 5.40%, 06/17/97          9,884,500
                                                                   59,681,399

                    Household Products (2.7%)
  13,500,000        Formosa Plastics Corp. U.S.A., 5.60%,
                      06/23/97                                     13,325,700
                      Letter of Credit: ABN-AMRO Bank N.V.

                    Insurance (3.1%)
  15,000,000        Prudential Funding Corp., 5.32%,
                      04/16/97                                     14,966,750

                        Total Commercial Paper
                           (cost $225,445,248)                    225,445,248

                    U.S. TREASURY BILLS (5.1%)
  10,000,000        5.16%, due 04/17/97                             9,977,089
  15,000,000        5.16%, due 04/17/97                            14,965,600

                        Total U.S. Treasury Bills
                          (cost $24,942,689)                       24,942,689

                    NOTES (19.4%)
                    U.S. Government Agencies (16.3%)
  20,000,000        Farmer Mac, 5.23%, 04/15/97                    19,959,283
  20,000,000        Federal Home Loan Bank, 5.51%,
                      06/26/97                                     19,736,745
  20,000,000        Federal Mortgage Corp., 5.175%,
                      05/16/97                                     19,870,625
  20,000,000        Federal National Mortgage Association,
                      5.16%, 05/22/97                              19,853,800
                                                                   79,420,453

                    Insurance (3.1%)
  15,000,000        Providian Life and Health Insurance
                      Company Variable Rate Note,
                      5.59%, 06/30/97 (1)                          15,000,000

                        Total Notes (cost $94,420,453)             94,420,453

                    REPURCHASE AGREEMENTS (29.6%)
  72,000,000        Dresdner Kleinwort Benson North America
                      LLC, 5.90%, due 04/01/97                     72,000,000
                    (Proceeds of $72,011,800 to be received
                      at maturity)
                      Collateral: $50,000,000 U.S. Treasury
                        Bonds 6.00% due 02/15/26
                      Collateral Market Value $43,186,800
                      Collateral: $23,000,000 U.S. Treasury
                        Bonds 6.00% due 02/15/26
                      Collateral Market Value $19,874,700
                      Collateral: $10,580,000 U.S. Treasury
                        Bonds 5.00%  due 02/15/99
                      Collateral Market Value $10,378,500

  72,345,000        SBC Warburg Inc., 6.25%, due 04/01/97          72,345,000
                    (Proceeds of $72,357,560 to be received
                      at maturity)
                      Collateral: $50,000,000 U.S. Treasury
                        Note 8.25% due 07/15/98
                      Collateral Market Value $52,061,820
                      Collateral: $20,598,000 U.S. Treasury
                        Note 8.75% due 10/15/97
                      Collateral Market Value $21,730,080

                        Total Repurchase Agreements
                          (cost $144,345,000)                     144,345,000

                        Total Investments
                          (cost $489,153,390*)          100.4%    489,153,390
                        Liabilities in excess of other
                          assets                          (.4)     (2,024,932)
                        Net Assets                      100.0%  $ 487,128,458

(*)  Cost for Federal tax purposes is identical.

(1) Illiquid security. The security is considered illiquid because it may not be sold, and may be redeemed only upon at least ninety days' notice to the issuer.

See accompanying notes to financial statements.

                        PACIFIC CAPITAL
                  TAX-FREE CASH ASSETS TRUST
                    STATEMENT OF INVESTMENTS
                        MARCH 31, 1997

                                                    RATING
   FACE                                             MOODY'S/
  AMOUNT         BONDS AND NOTES (99.5%)            S&P            VALUE
                CALIFORNIA (2.1%)
                County of San Mateo, Tax and
                  Revenue Anticipation Notes,
                  General Obligation,
 $ 2,400,000    4.50%, 07/01/97                      MIG1/SP1+    $ 2,403,165

                FLORIDA (1.7%)
                Jacksonville, FL Electric
                  Authority Revenue
                  Bonds St. Johns River,
   1,000,000    5.00%, 10/01/97                       Aa1/AA        1,005,500
                Jacksonville, FL Electric
                  Authority Revenue Bonds St.
                  Johns River, Tax Exempt
                  Commercial Paper Series
   1,000,000    3.25%, 05/09/97                      P-1/A-1+       1,000,000
                Total Florida                                       2,005,500

                GEORGIA (2.6%)
                Cobb County, GA School District,
                  General Obligation,
   3,000,000    5.00%, 2/1/98                         Aa1/AA        3,035,451

                HAWAII (45.8%)
                City and County of Honolulu, HI
                  General Obligation Bond
                  Anticipation Notes Tax
                  Exempt Commercial Paper Series,
   2,850,000    3.35%, 04/03/97                      P-1/A-1+       2,850,000
   1,700,000    3.35%, 04/08/97                                     1,700,000
                Hawaii State, General Obligation
                  Bonds 1993 Series CD,
   3,285,000    4.30%, 02/01/98                       Aa3/A+        3,300,529
                Hawaii State, General Obligation
                  Bonds 1993 Series CH,
   3,300,000    3.60%, 11/01/97                       Aa3/A+        3,298,463
                Hawaii State, General Obligation
                  Bonds 1988 Series BK,
   2,195,000    7.40%, 04/01/06,
                  Pre-Refunded 04/01/97               Aaa/A+        2,227,925
                Hawaii State, General Obligation
                  Bonds 1989 Series BN,
   1,450,000    7.00%, 06/01/97                       Aa3/A+        1,457,601
                Hawaii State, General Obligation
                  Bonds 1992 Series BZ,
   3,500,000    5.50%, 10/01/97                       Aa3/A+        3,528,123
                Hawaii State Department of Budget
                  & Finance Special Purpose
                  Mortgage Revenue Bonds, (Kaiser
                  Medical Care Program), Adjustable
                  Rate Series A,
   3,300,000    3.45%, 03/01/15, Putable 04/07/97*  VMIG1/A-1+      3,300,000

                Hawaii State Department of Budget
                  & Finance Citizens Utility-
                  Revenue Bonds Series B.
                  (Tax-Exempt Commercial Paper
                  Series),
   2,190,000    3.40%, 04/04/97                      NR/A-1+        2,190,000
   2,810,000    3.45%, 04/14/97                      NR/A-1+        2,810,000
   1,000,000    3.40%, 05/01/97                      NR/A-1+        1,000,000
                Hawaii State Department of Budget
                  & Finance Citizens
                  Utility-Revenue Bonds Series 85.
                  (Tax-Exempt Commercial Paper
                  Series),
   1,750,000    3.25%, 05/16/97                      NR/A-1+        1,750,000
                Hawaii State Department Of Budget
                  & Finance Special Purpose
                  Mortgage Revenue Bonds
                  (Kaiser Pemanente), Series A,
   6,540,000    3.50%, 03/01/14, 6 month Put, next
                  putable date 09/02/97              NR/A-1+        6,540,000
                Hawaii State Department Of Budget
                  & Finance Special Purpose
                  Mortgage Revenue Bonds (The
                  Queens Health System) Series A,
   1,250,000    4.00%, 07/01/97                       Aa3/AA        1,250,000
                Hawaii State Housing  Finance &
                  Development Corp. Revenue Bonds
                  (Rental Housing System) Series
                  89 A,
                  Letter of Credit: Banque National
                    De Paris
   2,000,000    3.55%, 07/01/24, Putable 04/07/97*   VMIG1/NR       2,000,000
                Hawaii State Highway Improvement
                  Revenue Bonds,
   1,500,000    3.80%, 07/01/97                       Aa/AA3        1,500,000
                Hawaii State Housing Finance &
                  Development Corp. Revenue Bonds
                  (Affordable Rental
                  Housing Program) Series A,
   5,300,000    3.70%, 07/01/27, Putable 04/07/97*   VMIG1/NR       5,300,000
                  Letter of Credit: Banque National
                  De Paris


                Honolulu County, HI General
                  Obligation Bonds, Series A,
   1,000,000    7.30%, 04/01/98                       Aa/AA         1,035,373
                Honolulu County, HI General
                  Obligation Bonds, Series B,
                  Refunding Bonds,
     500,000    4.20%, 10/01/97                       Aa/AA           501,235
                Maui County, HI General Obligation
                  Bonds, Series A,
     450,000    4.00%, 06/1/97                       Aaa/AAA          450,000
                  Insurance:  Municipal Bond
                    Investors Assurance
                Secondary Market Services
                    Corporation Hawaii
                    Student Loan Revenue, Senior
                    Series II,
   5,400,000    3.50%, 09/01/10, Putable 04/07/97*  VMIG1/A-1+      5,400,000
                  Letter of Credit:  National
                  Westminster, Guaranteed Student
                    Loans
                    Total Hawaii                                   53,389,249

                 IDAHO(2.3%)
                    Idaho Health Facilities
                      Authorized Revenue Bonds
                      (St Lukes Regional Medical
                      Center Project),
   2,690,000    3.85%, 05/01/22, Putable 04/01/97*   VMIG1/NR       2,690,000
                  Letter of Credit:  Credit Suisse

                ILLINOIS(3.3%)
                Illinois Health Facilities
                  Authority Revenue Bonds (Central
                  Dupage Health Corp. Project),
   3,850,000    3.85%, 11/01/20, Putable 04/01/97*   VMIG1/NR       3,850,000
                  Letter of Credit:  Rabobank
                  Nederland

                INDIANA (6.3%)
                Gary, IN Environmental Improvement
                  Revenue Bonds (US Steel
                  Corporation Project),
   3,100,000    3.45%, 07/07/02, Putable 04/07/97*   P-1/A-1+       3,100,000
                  Letter of Credit:  Bank of Nova
                  Scotia
                Indianapolis, IN Economic
                  Development Revenue
                  Bonds (Jewish Federation Campus),
   2,200,000    3.45%, 04/01/05, Putable 04/07/97*   VMIG1/NR       2,200,000
                  Letter of Credit:  NBD Bank

                Purdue University, IN University
                  Revenue Bonds
                  (Student Fee)  Series E,
   2,000,000    3.30%, 07/01/11, Putable 04/07/97*  VMIG1/A-1+      2,000,000
                Total Indiana                                       7,300,000

                KENTUCKY (2.0%)
                Warsaw, KY Industrial Building
                  Revenue Bonds
                  (Operating Partnership) ,
   2,300,000    3.55%, 08/01/09, Putable 04/07/97*   NR/A-1+        2,300,000
                  Letter of Credit:  Fifth Third
                  Bank, Ohio

                LOUISIANA (2.1%)
                De Soto Parish, LA  Pollution
                  Control Revenue Bonds (Central
                  Louisiana Electric Company)
                  Series A,
   2,500,000    3.30%, 07/01/18, Putable 04/07/97*  VMIG1/A-1+      2,500,000
                  Letter of Credit: Swiss Bank

                MARYLAND (0.9%)
                Baltimore County, MD General
                  Obligation Bonds,
                  Conservation Public Improvement,
   1,000,000    6.80%, 09/01/97                      Aaa/AAA        1,013,474

                NEW JERSEY (3.4%)
                Morris County, NJ General Obligation
                  Bonds
                  Bond Anticipation Notes,
   4,000,000    3.97%, 08/07/97                     MIG1/SP1+       4,000,942

                NEW MEXICO (5.6%)
                Albuquerque, NM Airport Revenue
                  Bonds Series A,
   3,500,000    3.45%, 07/01/17, Putable 04/07/97*  VMIG1/A-1+      3,500,000
                  Letter of Credit:  Bayerische
                  Landesbank
                New Mexico State General
                  Obligation Bonds,
                  Capital Improvement Project,
   3,000,000    6.10%, 09/01/97                      Aa1/AA+        3,029,280
                    Total New Mexico                                6,529,280

                NEW YORK (3.4%)
                New York, NY General Obligation
                  Bonds, Series B ,
   2,000,000    3.80%, 10/01/22, Putable 04/01/97*  VMIG1/A-1+      2,000,000
                  Letter of Credit:  Financial
                  Guaranty Insurance Corporation

                New York, NY Municipal Water
                  Finance Authority Water & Sewer
                  System Revenue Bonds Series A,
   2,000,000    3.80%, 06/15/25, Putable 04/01/97*  VMIG1/A-1+      2,000,000
                  Letter of Credit: Financial
                  Guaranty Insurance Corporation
                    Total New York                                  4,000,000

                NORTH CAROLINA (1.2%)
                Durham County, NC General
                  Obligation Bonds,
                  Public Improvement Project
   1,400,000    3.40%, 02/01/09, Putable 04/07/97*  VMIG1/A-1+      1,400,000
                  Letter of Credit:  Wachovia Bank

                OHIO (4.4%)
                Ohio State University Revenue
                  Bonds, General
                  Receipts, Series B,
   2,035,000    3.35%, 12/01/01, Putable 04/07/97*  VMIG1/A-1+      2,035,000
                  Letter of Credit: National
                  Westminster
                Ohio State University Revenue Bonds,
                  General Receipts, Series B,
   2,045,000    3.35%, 12/01/06, Putable 04/07/97*  VMIG1/A-1+      2,045,000
                  Letter of Credit: National
                  Westminster
                Ohio State Highway General
                  Obligation Bonds, Series T,
   1,000,000    4.80%, 05/15/97                      Aa1/AAA        1,001,346
                    Total Ohio                                      5,081,346

                TENNESSEE (0.9%)
                Memphis, TN General Obligation
                  Bonds,
   1,040,000    4.00%, 08/01/97                       Aa/AA         1,040,505

                TEXAS (3.9%)
                Lower Neches Valley Authority
                  of Texas Revenue Bonds
                  (Chevron USA Income Project),
   2,500,000    3.50%, 02/15/17, 6 month put,
                  next putable date
                   08/15/97                          P-1/A-1+       2,500,000
                Texas State Tax & Revenue
                  Anticipation Notes Series A,
   2,000,000    4.75%, 08/29/97                     MIG1/Sp1+       2,006,717
                    Total Texas                                     4,506,717

                VIRGINIA (0.9%)
                Virginia Beach General Obligation
                  Bonds Series C,
   1,000,000    6.10%, 8/1/97                         Aa/AA         1,007,472

                VERMONT (0.9%)
                Vermont State Student Assistance
                  Corp. Revenue Bonds (Student
                  Loan Revenue),
   1,100,000    3.55%, 01/01/04, Putable 04/07/97*   VMIG1/NR       1,100,000
                  Letter of Credit:  National
                  Westminster

                WASHINGTON (2.8%)
                Washington State Health Care
                  Facilty Authority Variable
                  Rate Demand (Fred
                  Hutchinson Cancer Research
                  Center, Seattle)  Series 1991
                  A&C,
   1,490,000    3.85%, 01/01/18, Putable 04/01/97*   VMIG1/NR       1,490,000
   1,810,000    3.85%, 01/01/23, Putable 04/01/97*                  1,810,000
                Total Washington                                    3,300,000

                WISCONSIN (2.1%)
                Wisconsin State Health Facilities
                  Authority Variable Rate Demand
                  Bonds (Franciscan  Health Care),
                  Series Ab1 & Ab2,
     500,000    3.35%, 01/01/16, Putable 04/07/97*  VMIG1/A-1+        500,000
   1,940,000    3.35%, 01/01/16, Putable 04/07/97*                  1,940,000
                  Letter of Credit:  Toronto
                    Dominion Bank
                    Total Wisconsin                                 2,440,000

                WYOMING (0.9%)
                Sweetwater County, WY Pollution
                  Control Revenue Refunding Bonds
                  (Pacific Corp Project)
                  Series 1990 A,
   1,000,000    3.40%, 07/01/15, Putable 04/07/97*  VMIG1/A-1+      1,000,000
                  Letter of Credit:  Credit Suisse

                    Total Investments
                      (cost $115,893,101**)   99.5%               115,893,101
                    Other assets in excess
                      of liabilities            .5                    618,408
                    Net Assets              100.0%              $ 116,511,509

 (*) Variable rate obligation payable at par on demand at any time on no more than seven days notice.

(**)   Cost for Federal tax purposes is identical.

See accompanying notes to financial statements

                        PACIFIC CAPITAL
              U.S. TREASURIES CASH ASSETS TRUST
                    STATEMENT OF INVESTMENTS
                        MARCH 31, 1997

   FACE
  AMOUNT            U.S. TREASURY BILLS (33.5%)                VALUE
$ 15,000,000        5.02%, due 04/03/97                         $ 14,995,812
  15,000,000        5.13%, due 04/17/97                           14,965,833
  10,000,000        5.16%, due 04/17/97                            9,977,067
  10,000,000        5.27%, due 04/17/97                            9,976,578
                    Total U.S. Treasury Bills
                      (cost $49,915,290)                          49,915,290

                    U.S. TREASURY NOTES (40.3%)
  15,000,000        6.875%, due 04/30/97                           15,019,741
  15,000,000        6.500%, due 05/15/97                           15,022,986
  15,000,000        5.875%, due 07/31/97                           15,031,510
  15,000,000        5.500%, due 09/30/97                           15,004,519
                    Total U.S. Treasury Notes (cost
                      $60,078,756)                                 60,078,756

                    REPURCHASE AGREEMENTS (26.0%)
  18,851,000        SBC Warburg Inc., 6.25%, due 04/01/97          18,851,000
                    (Proceeds of $18,854,273 to be received
                      at maturity)
                      Collateral: $13,541,000 U.S. Treasury
                        Bond 11.25% due 02/15/15
                      Collateral Market Value $19,228,020
  20,000,000        Dresdner Kleinwort Benson North America
                        LLC, 5.90%, due 4/01/97                    20,000,000
                    (Proceeds of $20,003,278 to be received
                        at maturity)
                      Collateral: $20,047,000 U.S. Treasury
                        Note 6.00% due 05/31/98
                      Collateral Market Value $20,400,000
                    Total Repurchase Agreements
                      (cost $38,851,000)                           38,851,000

                      Total Investments (cost
                        $148,845,046*)                 99.8%      148,845,046
                      Other assets in excess of
                        liabilities                      .2           285,668
                      Net Assets                      100.0%    $ 149,130,714

(*) Cost for Federal tax purposes is identical.

See accompanying notes to financial statements.

                       THE PACIFIC CAPITAL FUNDS
                          OF CASH ASSETS TRUST
                 STATEMENTS OF ASSETS AND LIABILITIES
                            MARCH 31, 1997

                                  CASH          TAX-FREE        TREASURIES
                                  FUND            FUND              FUND
ASSETS:
  Investments, at value         $ 489,153,390   $ 115,893,101   $ 148,845,046
    (cost: $489,153,390,
    $115,893,101, and
    $148,845,046, respectively)
  Cash                                    918           1,607             538
  Interest receivable                  96,606         956,006         960,389
  Other assets                         12,181             632             409
    Total Assets                  489,263,095     116,851,346     149,806,382

LIABILITIES:
  Dividends payable                 1,882,833         271,852         594,553
  Adviser and Administrator
    fees payable                      197,705          39,752          52,193
  Distribution fees payable            14,164           5,327          18,786
  Accrued expenses                     39,935          22,906          10,136
    Total Liabilities               2,134,637         339,837         675,668
      NET ASSETS                $ 487,128,458   $ 116,511,509   $ 149,130,714

NET ASSETS CONSIST OF:
  Capital Stock - Authorized
    an unlimited number of
    shares, par value $.01
    per share                   $   4,878,444    $ 1,165,094      $ 1,491,212
  Additional paid-in capital      482,965,952    115,344,284      147,629,947
  Accumulated net realized
    gain (loss) on investments      (715,938)          2,131            9,555
                                $ 487,128,458  $ 116,511,509    $ 149,130,714

SHARES OF BENEFICIAL INTEREST:
  Original Shares Class:
    Net Assets                  $ 421,365,448  $  90,995,199    $  65,706,444
    Shares outstanding            422,093,185     90,993,746       65,699,376
    Net asset value per share           $1.00          $1.00            $1.00

  Service Shares Class:
    Net Assets                  $  65,763,010  $  25,516,310    $  83,424,270
    Shares outstanding             65,751,211     25,515,631       83,421,783
    Net asset value per share           $1.00          $1.00            $1.00

See accompanying notes to financial statements.

                       THE PACIFIC CAPITAL FUNDS
                         OF CASH ASSETS TRUST
                       STATEMENTS OF OPERATIONS
                   FOR THE YEAR ENDED MARCH 31, 1997

                                    CASH          TAX-FREE        TREASURIES
                                    FUND            FUND             FUND
INVESTMENT INCOME:
  Interest income                   $ 21,924,205   $ 4,979,053   $ 6,564,367

EXPENSES:
  Investment Adviser fees (note 3)     1,424,936       410,547       379,291
  Administrator fees (note 3)            609,175       156,130       124,062
  Distribution fees (note 3)             125,694        50,847       141,496
  Legal fees                             118,541        46,799        33,526
  Trustees' fees and expenses            118,325        55,904        45,189
  Shareholders' reports and proxy
    statements                            41,713        10,108         7,057
  Fund accounting fees                    29,424        28,441        29,807
  Audit and accounting fees               22,050        22,050        19,300
  Transfer and shareholder servicing
    agent fees                            18,196        17,006        13,253
  Registration fees and dues              15,859         5,155         3,703
  Custodian fees (note 6)                 15,104        12,776        12,893
  Insurance                                6,882         2,880         1,727
  Miscellaneous                           34,951         9,986        24,952
    Total expenses                     2,580,850       828,629       836,256

  Expenses paid indirectly (note 6)      (6,461)       (1,267)       (7,202)
    Net expenses                       2,574,389       827,362       829,054
  Net investment income               19,349,816     4,151,691     5,735,313
  Net realized gain from securities
    transactions                          46,777         2,857         4,476

Net increase in net assets
  resulting from operations         $ 19,396,593   $ 4,154,548   $ 5,739,789

See accompanying notes to financial statements.

                              THE PACIFIC CAPITAL FUNDS
                                OF CASH ASSETS TRUST
                        STATEMENTS OF CHANGES IN NET ASSETS

                                            CASH FUND                    TAX-FREE FUND                  TREASURIES FUND
                                       Year           Year            Year            Year            Year            Year
                                       Ended          Ended           Ended           Ended           Ended           Ended
                                   March 31,1997  March 31, 1996  March 31, 1997  March 31, 1996  March 31, 1997  March 31, 1996
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
  Net investment income             $ 19,349,816    $ 20,398,306     $ 4,151,691     $ 4,503,165     $ 5,735,313     $ 3,774,744
  Net realized gain from
    securities transactions               46,777         123,536           2,857           2,817           4,476           5,079
    Net increase in net assets
      resulting from operations       19,396,593      20,521,842       4,154,548       4,505,982       5,739,789       3,779,823

DIVIDENDS TO SHAREHOLDERS FROM
  NET INVESTMENT INCOME:
  Original Shares                    (17,064,462)    (19,582,910)     (3,599,870)     (4,171,075)     (3,218,910)     (3,521,108)
  Service Shares                      (2,285,354)       (815,396)       (551,821)       (332,090)     (2,516,403)       (253,636)
    Total dividends to
      shareholders from net
      investment income              (19,349,816)    (20,398,306)     (4,151,691)     (4,503,165)     (5,735,313)     (3,774,744)

CAPITAL SHARE TRANSACTIONS
  (at $1.00 per share):
  Proceeds from shares sold:
    Original Shares                1,381,029,520   1,151,381,874     253,991,606     317,952,322     347,794,907     297,398,080
    Service Shares                   363,384,239     155,686,423      57,483,211      33,774,004     614,489,280      32,654,749
                                   1,744,413,759   1,307,068,297     311,474,817     351,726,326     962,284,187     330,052,829

Reinvested dividends and
  distributions:
  Original Shares                        123,463         202,235         131,295         149,023          58,222          76,296
  Service Shares                       2,156,127         703,688         535,951         281,888       2,238,344         209,080
                                       2,279,590         905,923         667,246         430,911       2,296,566         285,376

Cost of shares redeemed:
  Original Shares                 (1,268,495,494) (1,329,689,125) (288,308,370) (331,260,352)   (356,184,998)   (287,477,003)
  Service Shares                    (332,639,067)   (127,041,609)    (50,112,294)    (17,825,199)   (545,111,791)    (21,563,607)
                                  (1,601,134,561) (1,456,730,734)   (338,420,664)   (349,085,551)   (901,296,789)   (309,040,610)
    Change in net assets
      from capital share
      transactions                   145,558,788    (148,756,514)    (26,278,601)      3,071,686      63,283,964      21,297,595
  Total increase (decrease)
    in net assets                    145,605,565    (148,632,978)    (26,275,744)      3,074,503      63,288,440      21,302,674

NET ASSETS:
  Beginning of period                341,522,893     490,155,871     142,787,253     139,712,750      85,842,274      64,539,600
  End of period                    $ 487,128,458   $ 341,522,893   $ 116,511,509   $ 142,787,253   $ 149,130,714    $ 85,842,274

See accompanying notes to financial statements.

                      THE PACIFIC CAPITAL FUNDS
                        OF CASH ASSETS TRUST
                    NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

    Cash Assets Trust (the "Trust") was organized on May 7, 1984 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company.

    The Trust consists of the following three investment portfolios (referred to individually as a "Fund" and collectively as the "Funds"): Pacific Capital Cash Assets Trust (a diversified portfolio which commenced operations on December 5, 1984), Pacific Capital Tax-Free Cash Assets Trust (a non-diversified portfolio which commenced operations on April 4, 1989), and Pacific Capital U.S. Treasuries Cash Assets Trust (a diversified portfolio which commenced operations on April 4, 1989). The Trust is authorized to issue for each Fund an unlimited number of shares of $.01 par value in two classes of shares; the Original Shares Class and the Service Shares Class. The Original Shares Class includes all currently outstanding shares of each Fund that were issued prior to January 20, 1995, the date on which the Capital structure was changed to include two classes rather than one. The two classes of shares are substantially identical, except that Service Shares bear the fees that are payable under the Trust's Distribution Plan.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

  a) PORTFOLIO VALUATION: Each Fund's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

  b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.

  c) DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES: The net asset value per share for each class of the Funds' shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange is open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding. Investment income, realized and unrealized gains and losses, if any, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne by the affected class. Service fee payments under Rule 12b-1 are borne solely by and charged to the Service Shares based on net assets of that class.

  d) FEDERAL INCOME TAXES: It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

  e) REPURCHASE AGREEMENTS: It is each Fund's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day so that the value of the "collateral" is at least equal to the value of the "loan" (repurchase agreements being defined as "loans" in the 1940 Act), including the accrued interest earned thereon, plus sufficient additional market value as is considered necessary to provide a margin of safety.

  f) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a)  MANAGEMENT ARRANGEMENTS:

    Hawaiian Trust Company, Limited (the "Adviser") serves as Investment Adviser to the Trust. In this role, under Investment Advisory Agreements, the Adviser supervises the Funds' investments and provides various services. The Funds also have Administration Agreements with Aquila Management Corporation (the "Administrator", formerly Sub-Adviser and Administrator) to provide all administrative services to the Funds other than those relating to the investment portfolio and the maintenance of the accounting books and records. Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Prospectus and Statement of Additional Information of the Funds. For their services, the Adviser and the Administrator each receive a fee which is payable monthly and computed as of the close of business each day on the net assets of each Fund at the following annual rates:

    Pacific Capital Cash Assets Trust - On net assets up to $325 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.33% and 0.17%, respectively and on net assets above that amount at the annual rate of 0.43% and 0.07%, respectively. For the year ended

March 31, 1997, the Fund incurred fees under the Advisory Agreement and the Administration Agreement of $1,424,936 and $609,175, respectively.

    Pacific Capital Tax-Free Cash Assets Trust - On net assets up to $95 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively. For the year ended March 31, 1997, the Fund incurred fees under the Advisory Agreement and the Administration Agreement of $410,547 and $156,130, respectively.

    Pacific Capital U.S. Treasuries Cash Assets Trust - On net assets up to $60 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively. For the year ended March 31, 1997, the Fund incurred fees under the Advisory Agreement and the Administration Agreement of $379,291 and $124,062 respectively.

    The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its proportionate share (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of a Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Fund plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Fund's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the year ended March 31, 1997.

b)  DISTRIBUTION AND SERVICING FEES:

    Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares class of the Fund. Such payments are made to "Designated Payees"-broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the Funds' Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund's Plan may not exceed 0.25 of 1% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share class. Specific details about each Plan are more fully defined in the Prospectus and Statement of Additional Information of the Funds.

    Under a Distribution Agreement, Aquila Distributors, Inc. (the "Distributor") serves as the exclusive distributor of the Funds' shares. No compensation or fees are paid to Aquila Distributors, Inc. for such share distribution.

4.  DISTRIBUTIONS

    The Funds declare dividends daily from net investment income and make payments monthly in additional shares at the net asset value per share or in cash, at the shareholder's option.

    At March 31, 1997, the Cash Fund had a capital loss carryover of approximately $716,000 which expires at March 31, 2003 and is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

5.  GUARANTEES OF CERTAIN COMMERCIAL PAPER

    Various banks and other institutions have issued irrevocable letters of credit or guarantees for the benefit of the holders of certain commercial paper. Payment at maturity of principal and interest of certain commercial paper held by the Funds is supported by such letters of credit or guarantees.

6.  CUSTODIAN FEES

    The Funds have negotiated an offset arrangement with their custodian wherein they receive credit toward the reduction of custodian fees whenever there are uninvested cash balances. During the year ended March 31, 1997, the custodian fees of the Cash Fund, the Tax-Free Fund and the Treasuries Fund, amounted to $15,104, $12,776 and $12,893, respectively. Of these amounts, $6,461, $1,267 and $7,202, respectively, were offset by such credits. The Funds could have invested their cash balances in an income-producing asset if they had not agreed to a reduction in fees under the expense offset arrangement with the custodian.

                             PACIFIC CAPITAL
                            CASH ASSETS TRUST
                           FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

                      SERVICE SHARES(1)
                     Year     Year   Period
                     Ended    Ended  Ended       ORIGINAL SHARES(2)
                     March    March  March       Year ended March 31,
                     31,      31,    31,
                     1997     1996   1995** 1997   1996   1995   1994   1993
Net Asset Value,
 Beginning of Period   $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00

Income from Investment
  Operations:
  Net investment
    income              0.05   0.05   0.01   0.05   0.05   0.04   0.03   0.03

Less Distributions:
  Dividends from net
    investment income (0.05) (0.05) (0.01) (0.05) (0.05) (0.04) (0.03) (0.03)

Net Asset Value,
  End of Period        $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00

Total Return (%)        4.62   5.06  0.85#   4.88   5.32   4.40   2.74   3.15

Ratios/Supplemental
  Data
  Net Assets, End of
    Period ($
    millions)           65.8  32.9    3.5   421.4  308.7  486.7  407.1  268.0
  Ratio of Expenses
    to Average Net
    Assets (%)          0.85  0.86  0.83*    0.60   0.60   0.59   0.59   0.61
  Ratio of Net
   Investment Income
   to Average Net
   Assets (%)           4.53  4.84  5.26*    4.79   5.24   4.40   2.71   3.13

For periods after April 1, 1995, net investment income per share and the ratios of income and expenses to average net assets without the expense offset in custodian fees for uninvested cash balances would have been:
Net investment
  income ($)            0.05  0.05           0.05   0.05
Ratio of Expenses
  to Average Net
  Assets (%)            0.85  0.86           0.60   0.61
Ratio of Net
  Investment Income
  to Average Net
  Assets (%)           4.53   4.84           4.78   5.23

(1)  New class of shares established on January 20, 1995.

(2)  Designated as the "Original Shares" class of shares on January 20, 1995.

 ** For the period from February 1, 1995 (commencement of operations) to March 31, 1995.

  #  Not annualized.

  *  Annualized.

See accompanying notes to financial statements.

                            PACIFIC CAPITAL
                       TAX-FREE CASH ASSETS TRUST
                          FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

                      SERVICE SHARES(1)
                      Year   Year   Period
                      Ended  Ended  Ended     ORIGINAL SHARES(2)
                      March  March  March     Year ended March 31,
                      31,    31,    31,
                      1997   1996   1995** 1997   1996   1995   1994   1993
Net Asset Value,
  Beginning of Period  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00

Income from Investment
  Operations:
  Net investment
   income               0.03   0.03   0.01   0.03   0.03   0.03   0.02   0.02

Less Distributions:
  Dividends from net
    investment income (0.03) (0.03) (0.01) (0.03) (0.03) (0.03) (0.02) (0.02)

Net Asset Value, End
 of Period             $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00

Total Return (%)        2.75   3.11  0.52#   3.00   3.37   2.74   2.02   2.52

Ratios/Supplemental Data
  Net Assets, End of
    Period ($
    millions)           25.5   17.6    1.4   91.0  125.2  138.3  113.9   69.3
  Ratio of Expenses
    to Average Net
    Assets (%)          0.80   0.80  0.77*   0.55   0.54   0.55   0.56   0.54
  Ratio of Net
    Investment Income
    to Average Net
    Assets (%)          2.70   2.97  3.22*   2.97   3.32   2.74   1.99   2.52
For the years 1994 and 1993, net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and
Administrator's voluntary waiver of fees and for periods after April 1, 1995, without the expense offset in custodian fees for uninvested cash balances, would have been:
  Net Investment
   Income ($)           0.03  0.03           0.03  0.03           0.02  0.02
  Ratio of Expenses
    to Average Net
    Assets (%)          0.80  0.80           0.55  0.54           0.58  0.59
  Ratio of Net
    Investment Income
    to Average Net
    Assets (%)          2.70  2.97           2.97  3.32           1.97  2.47

(1)  New class of shares established on January 20, 1995.

(2) Designated as the "Original Shares" class of shares on January 20, 1995.

** For the period from February 1, 1995 (commencement of operations) to March 31, 1995.

 #   Not annualized.

 *   Annualized.

See accompanying notes to financial statements.

                         PACIFIC CAPITAL
                U.S. TREASURIES CASH ASSETS TRUST
                      FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

                        SERVICE SHARES(1)
                       Year   Year   Period
                       Ended  Ended  Ended       ORIGINAL SHARES(2)
                       March  March  March      Year ended March 31,
                       31,    31,    31,
                       1997   1996   1995**  1997   1996   1995   1994  1993
Net Asset Value,
 Beginning of Period   $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00

Income from Investment
  Operations:
  Net investment
    income              0.04   0.05   0.01   0.05   0.05   0.04   0.03   0.03

Less Distributions:
  Dividends from net
    investment income (0.04) (0.05) (0.01) (0.05) (0.05) (0.04) (0.03) (0.03)

Net Asset Value, End
  of Period            $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00

Total Return (%)        4.50   4.94  0.94#   4.76   5.20   4.20   2.59   2.90

Ratios/Supplemental
  Data
  Net Assets, End of
    Period ($
    millions)           83.4   11.8    0.5   65.7   74.0   64.0   91.7   26.1
  Ratio of Expenses
    to Average Net
    Assets (%)          0.79   0.79  0.85*   0.55   0.54   0.54   0.52   0.61
  Ratio of Net
    Investment Income
    to Average Net
    Assets (%)          4.43   4.68  5.09*   4.66   5.07   4.04   2.58   2.96

Net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees for periods prior to April 1, 1996, and for periods after April 1,
1995, without the expense offset in custodian fees for uninvested cash balances, would have been:
  Net Investment
    Income ($)          0.04   0.05   0.01   0.05   0.05   0.04   0.03   0.03
  Ratio of Expenses
    to Average
    Net Assets (%)      0.80   0.88  0.98*   0.56   0.63   0.59   0.52   0.66
  Ratio of Net
    Investment Income
    to Average Net
    Assets (%)          4.42   4.60  4.96*   4.65   4.98   3.99   2.58    2.9

(1)  New class of shares established on January 20, 1995.

(2) Designated as the "Original Shares" class of shares on January 20, 1995.

** For the period from February 1, 1995 (commencement of operations) to March 31, 1995.

 #   Not annualized.

 *   Annualized.

See accompanying notes to financial statements.

REPORT OF THE ANNUAL MEETING OF SHAREHOLDERS (UNAUDITED)

    The Annual Meeting of Shareholders of Cash Assets Trust (the "Trust") was held on March 27, 1997.* At the meeting, the following matters were submitted to a shareholder vote and approved:

(i)    the election of Lacy B. Herrmann, Vernon R. Alden, Arthur K.
       Carlson, William M. Cole, Thomas W. Courtney, Richard W. Gushman, II, Stanley W. Hong, Theodore T. Mason, Russell K. Okata, Douglas Philpotts, and Oswald K. Stender as Trustees to hold office until the next annual meeting of the Trust's shareholders or until his or her successor is duly elected (each Trustee received at least 508,484,124.90 affirmative votes (99.80%); no more than 1,018,091.67 votes were withheld for any Trustee (0.20%)), and

(ii) the ratification of the selection of KPMG Peat Marwick LLP as the Trust's independent auditors for the fiscal year ending March 31, 1997 (votes for: 508,678,846.57 (99.84%); votes against: 556,751.00
       (0.11%); abstentions: 266,618.00 (0.05%); broker non-votes: 0.00
       (0.00%)).

-----------

* On the record date for this meeting, 656,154,884.17 shares of the Trust were outstanding and entitled to vote. The holders of 509,502,216.57 shares (77.65%) entitled to vote were present in person or by proxy at the meeting.



FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

    This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO CURRENT ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

    For the fiscal year ended March 31, 1997, the Federal tax status of the total amount of dividends paid by each of the investment portfolios comprising Cash Assets Trust is as follows:

Fund                                                Federal Tax Status
Pacific Capital Cash Assets Trust                   Ordinary dividend income
Pacific Capital Tax-Free Cash Assets Trust          Exempt-interest dividends
Pacific Capital U.S. Treasuries Cash Assets Trust   Ordinary dividend income

    Prior to January 31, 1997, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 1996 CALENDAR YEAR.